Disclosure of detailed information about valuation assumptions for embedded derivatives (Details) - $ / shares	Aug. 31, 2019	Aug. 31, 2018
Statements [Line Items]
Share Price (USD)	$ 1.99	$ 1.00
Volatility	80.90%	72.43%
Risk free rate	1.55%	2.71%
Credit spread	15.11%	11.58%
All-in rate	16.66%	14.30%